Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE Series 2025-A Senior Secured Recovery Bond Dated as of 09/02/2026

Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of December 1, 2025 (the “Servicing Agreement”), between, SOUTHERN CALIFORNIA EDISON COMPANY, a California corporation, as Servicer and SCE RECOVERY FUNDING LLC, as Issuer, the Servicer does hereby certify, for the Payment Date September 15, 2026 (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Current Payment Date	9/15/2026
Settlement Date	12/1/2025
Current Collection Period Start Date	1/1/2026
Current Collection Period End Date	8/31/2026

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
Fixed Recovery Charge Remittances		Month	Year
a. Fixed Recovery Charges Remitted for January Collection Period		1	2026	$1,151,913.90
b. Fixed Recovery Charges Remitted for February Collection Period		2	2026	$8,618,981.16
c. Fixed Recovery Charges Remitted for March Collection Period		3	2026	$13,005,669.02
d. Fixed Recovery Charges Remitted for April Collection Period		4	2026	$15,012,905.55
e. Fixed Recovery Charges Remitted for May Collection Period		5	2026	$14,078,975.56
f. Fixed Recovery Charges Remitted for June Collection Period		6	2026	$14,532,956.17
g. Fixed Recovery Charges Remitted for July Collection Period		7	2026	$16,683,210.29
h. Fixed Recovery Charges Remitted for August Collection Period		8	2026	$17,703,134.46

i. Total Fixed Recovery Charge Remittances				$100,787,746.11
ii. Investment Earnings on General Subaccount				$954,949.64

iii. General Subaccount Balance (sum i through ii above)				$101,742,695.75
iv. Capital Subaccount Balance as of Prior Payment Date				$8,213,580.00
v. Investment Earnings on Capital Subaccount				$—

vi. Capital Subaccount Balance				$8,213,580.00
vii. Excess Funds Subaccount Balance as of Prior Payment Date				$—
viii. Investment Earnings on Excess Funds Subaccount				$—

ix. Excess Funds Subaccount Balance				$—
x. Collection Account Balance (sum iii, vi and ix above)				$109,956,275.75

2. Outstanding Amounts as of Prior Payment Date:
i. Tranche A-1 Outstanding Principal Amount				$442,716,000.00
ii. Tranche A-2 Outstanding Principal Amount				$600,000,000.00
iii. Tranche A-3 Outstanding Principal Amount				$600,000,000.00

iv. Aggregate Outstanding Principal Amount of All Tranches of Recovery Bonds:				$1,642,716,000.00

3. Required Funding/Payments as of Current Payment Date (sum 3.iv, 3.viii, 3.ix, 4.i through 4.v):				$96,029,757.07

Principal Payment by Tranche				Principal Due
i. Tranche A-1				$27,980,211.99
ii. Tranche A-2				$—
iii. Tranche A-3				$—

iv. For All Tranches of Recovery Bonds				$27,980,211.99

Interest Payment by Tranche		Interest Rate	Days in Interest Period	Interest Due
v. Tranche A-1		4.453%	284	$15,552,268.75
vi. Tranche A-2		5.341%	284	$25,280,733.33
vii. Tranche A-3		5.541%	284	$26,227,400.00

viii. For All Tranches of Recovery Bonds				$67,060,402.08

Required Level				Funding Required
ix. Capital Subaccount	$8,213,580.00	0.50%		$—

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture
i. Indenture Trustee Fees and Expenses; Indemnity Amounts (subject to $200,000 cap per annum)				$4,000.00
ii. Servicing Fee				$616,019.00
iii. Administration Fee and Costs & Expenses from Unaffiliated Parties				$37,500.00
iv. Other Ongoing Costs				$1,500.00
v. Return on SCE Capital Contribution				$330,124.00
vi. Semi-Annual Interest (including any past-due interest from prior periods)				$67,060,402.08

Interest by Tranche[4]	Per $1000 of Original Principal Amount	Aggregate
a. Tranche A-1 Interest Payment	$35.13	$15,552,268.75
b. Tranche A-2 Interest Payment	$42.13	$25,280,733.33
c. Tranche A-3 Interest Payment	$43.71	$26,227,400.00
4 On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.
vii. Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date	$1,000.00	$1,642,716,000.00

Principal by Tranche	Per $1000 of Original Principal Amount	Aggregate
a. Tranche A-1 Principal Payment	$63.20	$27,980,211.99
b. Tranche A-2 Principal Payment	$—	$—
c. Tranche A-3 Principal Payment	$—	$—

viii. Semi-Annual Principal		$27,980,211.99
ix. Deposit to Excess Funds Subaccount (1.x minus [sum (3., 1.vi and 1.ix)])		$5,712,938.68
x. Released to Issuer Upon Retirement of All Notes (sum [1.ix and 4.ix] minus 5.i)		$5,712,938.68
xi. Aggregate Remittances as of Current Payment Date (1.i)		$100,787,746.11

5. Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
i. Excess Funds Subaccount (If required, 3. minus 1.iii)		$—
ii. Capital Subaccount (If required, 3. minus [sum (3., 1.iii. and 1.ix)])		$—

iii. Total Withdrawals		$—

6. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i. Tranche A-1		$414,735,788.01
ii. Tranche A-2		$600,000,000.00
iii. Tranche A-3		$600,000,000.00

iv. Aggregate Outstanding Principal Amount of All Tranches of Recovery Bonds:		$1,614,735,788.01
v. Excess Funds Subaccount Balance including Investment Earnings (sum 1.ix and 4.ix minus 5.i)		$5,712,938.68
vi. Capital Subaccount Balance (3.ix minus 5.ii)		$8,213,580.00

vii. Aggregate Collection Account Balance (sum 6.v and 6.vi)		$13,926,518.68

7. Shortfalls in Interest and Principal Payments as of Current Payment Date
Interest Payment Shortfalls by Tranche (if any)
i. Tranche A-1		$—
ii. Tranche A-2		$—
iii. Tranche A-3		$—

Principal Payment Shortfalls by Tranche (if any)
iv. Tranche A-1		$—
v. Tranche A-2		$—
vi. Tranche A-3		$—

8. Shortfalls in Required Subaccount Levels as of Current Payment Date
i. Capital Subaccount		$—

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.

SERVICER:

SOUTHERN CALIFORNIA EDISON COMPANY, a California corporation

By:
Sergio Deana
Treasury Director